S000000853 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%	8.67%	11.01%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	5.01%	9.01%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.11%	3.34%	7.69%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.20%	3.62%	7.04%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.08%	5.22%	9.24%